Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	$ 4,221,188	$ 1,115,109	$ 2,661,396
Prepaid expenses	99,622	85,998	89,517
Deferred financing fees			983,857
Other receivables - related party			75,000
Prepaid expenses - Related Party	300,838	339,931
Total current assets	4,621,648	1,541,038	3,809,770
Property and equipment, net	362	5,804	11,621
Total assets	4,622,010	1,546,842	3,821,391
Current liabilities
Accounts payable and accrued expenses	484,014	322,078	215,389
Shares to be issued	1,823,077	1,823,077
Note payable to related party			3,659,328
Total current liabilities	2,307,091	2,145,155	3,874,717
Note payable, net of debt discount of $3,672,790, $1,917,248 and 1,354,806, respectively	5,327,210	5,082,752	3,645,194
Total liabilities	7,634,301	7,227,907	7,519,911
Commitments and Contingencies
Stockholders' deficit
Preferred Stock, $0.001 par value per share; 20,000,000 shares authorized; none issued or outstanding at March 31, 2016, December 31, 2015 and 2014
Common stock, $0.001 par value per share; 100,000,000 shares authorized; 38,082,488, 32,211,956 and 24,269,047 shares issued and outstanding at March 31, 2016, December 31, 2015 and 2014, respectively	38,083	32,212	24,269
Additional paid-in capital	29,842,370	20,201,567	8,315,128
Accumulated deficit	(32,892,744)	(25,914,844)	(12,037,917)
Total stockholders' deficit	(3,012,291)	(5,681,065)	(3,698,520)
Total liabilities and stockholders' deficit	$ 4,622,010	$ 1,546,842	$ 3,821,391